UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-07414

The Santa Barbara Group of Mutual Funds, Inc.

(Exact name of registrant as specified in charter)

107 South Fair Oaks Boulevard, Suite 315, Pasadena, CA 91105

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 150 Motor Parkway, Suite 205, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

626-844-1440

Date of fiscal year end:

3/31

Date of reporting period:12/31/04

Item 1.  Schedule of Investments.

The Santa Barbara Group of Mutual Funds
Bender Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)		December 31, 2004

		Market
Security	Shares	Value
COMMON STOCK - 100.21%
Commercial Services - 2.57%
Paychex, Inc.	27,220	$ 927,658

Communications - 12.27%
Broadcom Corp., Class A Shares*	40,000	1,291,200
Cisco Systems, Inc.*	74,408	1,436,075
QUALCOMM, Inc.	40,200	1,704,480
		4,431,755
Computer Services - 22.90%
Check Point Software Technologies Ltd.*	69,240	1,705,381
Cognizant Technology Solutions Corp.*	20,000	846,600
Network Appliance, Inc.*	62,520	2,076,914
Synopsys, Inc.*	57,700	1,132,074
VeriSign, Inc.*	74,880	2,509,978
		8,270,947
Computer Systems - 2.49%
Brocade Communications Systems, Inc.*	117,600	898,464

Electronic Equipment - 3.11%
Power-One, Inc.*	126,000	1,123,920

Internet - 5.96%
eBAY, Inc.*	18,530	2,154,668

Medical - 10.44%
Advanced Neuromodulation Systems, Inc.*	15,000	591,900
Amgen, Inc.*	18,800	1,206,020
Eon Labs, Inc.*	53,200	1,436,400
Medtronic, Inc.	10,818	537,330
		3,771,650
Pharmaceutical - 3.62%
Gilead Sciences, Inc. *	37,400	1,308,626

Retail-Electronics - 4.33%
CDW Corp.	23,580	1,564,533

Retail-Restaurant/Specialty - 15.11%
P.F. Chang's China Bistro, Inc.*	32,450	1,828,558
Panera Bread Company- Class A*	14,000	564,480
Starbucks Corp.*	30,220	1,884,519
The Cheesecake Factory, Inc.*	36,300	1,178,661
		5,456,218
Retail-Other - 17.27%
Aeropostale, Inc. *	22,000	647,460
Bed Bath & Beyond, Inc.*	32,940	1,312,000
Chico's FAS, Inc. *	37,500	1,707,375
Kohl's Corp.*	20,485	1,007,247
Staples, Inc.	46,400	1,564,144
		6,238,226
Semiconductors - 0.14%
HPL Technologies, Inc.*	89,500	49,225

TOTAL COMMON STOCK
(Cost - $24,803,599)		36,195,890

Total Investments - 100.21%
(Cost - $24,803,599)		36,195,890
Liabilities in excess of other assets - (0.21)%		(74,062)
NET ASSETS - 100.00%		$ 36,121,828

*Non-income producing security.

At December 31, 2004, net unrealized appreciation on investment securities, for federal income taxpurposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost		$ 15,848,624
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value		(4,456,333)
Net unrealized appreciation		$ 11,392,291

The Santa Barbara Group of Mutual Funds
Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited)		December 31, 2004

		Market
Security	Shares	Value
COMMON STOCK - 93.84%
Banks - 4.45%
Bank of America Corp.	180	$ 8,458

Building Materials - 19.57%
Florida Rock Industries, Inc.	211	12,561
Simpson Manufacturing Co., Inc.	390	13,611
Winnebago Industries, Inc.	283	11,054
		37,226
Chemicals - 4.87%
Dow Chemical Co.	187	9,258

Electronics - 15.51%
Dionex Corp.*	170	9,634
NovAtel, Inc. *	215	9,544
Woodward Governor Co.	144	10,312
		29,490
Insurance - 9.53%
Alleghany Corp.	28	7,987
Erie Indemnity Co.	193	10,146
		18,133
Medical - 6.03%
Covance, Inc.*	296	11,470

Mining - 5.38%
Goldcorp, Inc.	680	10,227

Mutual Funds - 5.28%
iShares Russell 2000 Value Index Fund	52	10,034

Oil & Gas - 4.68%
Royal Dutch Petroleum Co.	155	8,894

Retail- Specialty- 4.87%
Ritchie Bros. Auctioneers, Inc.	280	9,257

Telephone - 8.37%
SBC Communications, Inc.	308	7,937
Verizon Communications, Inc.	197	7,980
		15,917
Tobacco - 5.30%
Altria Group, Inc.	165	10,082

TOTAL COMMON STOCK
(Cost - $154,732)		178,446

SHORT TERM INVESTMENT - 2.63%
Bank of New York Hamilton Fund
(Cost - $5,000)	5,000	5,000

Total Investments - 96.47%
(Cost - $159,732)		183,446
Cash and Other Assets less Liabilities - 3.53%		6,717
NET ASSETS - 100.00%		$ 190,163

*Non-income producing security.

At December 31, 2004, net unrealized appreciation on investment securities, for federal income taxpurposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost		$ 23,795
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value		(81)
Net unrealized appreciation		$ 23,714

Security Valuation – Investment securities which are listed on a national securities exchange or on the NASDAQ
National Market System for which market quotations are available are valued by an independent pricing service as of the close of business on the date of valuation. The pricing service generally uses the last reported sale price for exchange traded securities, and the NASDAQ official closing price (NOCP) for NASDAQ traded securities.
Securities traded on a national securities exchange or on the NASDAQ National Market System for which there were not sales on the date of valuation are valued at the most recent bid price. Securities for which current market quotations are not readily available are valued at estimated fair market value as determined in good faith by the
Fund’s investment adviser (or sub-adviser), subject to the review and supervision of the Board of Directors.
Short-term investments that mature in 60 days or less are valued at amortized cost, unless the Board of Directors determines that such valuation does not constitute fair value.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Santa Barbara Group of Mutual Funds, Inc.

By (Signature and Title)

       /s/John P. Odell, Co-Chairman & Co-President

Date  2/16/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

        /s/John P. Odell, Co-Chairman & Co-President

Date 2/16/05

By (Signature and Title)

       /s/Steven W. Arnold, Co-Chairman, Co-President & Treasurer

Date 2/16/05